Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 89,817	$ 99,806		$ 1,567
Prepaid expenses and other current assets	657	1,037		209
Total current assets	90,474	100,843		1,776
Deferred offering costs		0		3,486
Total assets	90,483	100,843		5,262
Current liabilities:
Accounts payable and accrued expenses	14,674	20,302		4,428
Note payable				7,756
Research and development license consideration liability				2,634
Total current liabilities	14,674	20,302		14,818
Private placement warrants	1,596	990
Total liabilities	16,270	21,292		14,818
Commitments and contingencies (Note 12)
Convertible preferred shares
Series A-1 convertible preferred shares, $0.001 par value, -0- and 13,510,415 shares authorized, issued and outstanding as of December 31, 2023 and 2022, respectively				12,500
Redeemable noncontrolling interest	11,663	18,680		10,000
Shareholders' Equity (Deficit):
Preferred Shares, $0.0001 par value, 1,000,000 and -0- authorized as of December 31, 2023 and 2022, respectively; -0- issued and outstanding as of 2023 and December 31, 2022
Class A Ordinary Shares, $0.0001 par value, 300,000,000 authorized, 43,593,678 issued and outstanding as of December 31, 2023; 1,884,649 authorized, 279,720 issued and outstanding as of December 31, 2022	4	4
Additional paid-in capital	172,246	162,820
Accumulated deficit	(111,241)	(103,494)		(32,056)
Total Zura Bio Limited shareholders' equity	61,009	59,330		(32,056)
Noncontrolling interest	1,541	1,541		0
Total shareholders' equity	62,550	60,871	$ 27,855	(32,056)
Total liabilities, redeemable noncontrolling interest, and shareholders' equity	$ 90,483	$ 100,843		$ 5,262